LEGAL SETTLEMENTS	3 Months Ended
Mar. 31, 2016
Legal [Abstract]
Legal [TextBlock]

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Legal settlements and loss contingencies for the three months ended March 31, 2016 amounted to income of $25 million, compared to expenses of $227 million for the three months ended March 31, 2015. The expenses in 2015 were mainly related to $282 million in additional reserves related to the settlement of the modafinil antitrust litigation, partially offset by insurance proceeds relating to the settlement of the pantoprazole patent litigation.